Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Lease Contingencies and Commitments [Abstract]
2018	$ 8,720
2019	7,592
2020	6,527
2021	5,937
2022	5,684
Thereafter	91,321
Total future minimum payments due	$ 125,781